7 Cash and cash equivalents (Details Narrative) - Exito [member] - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
financial investments [member] | Interbank deposit certificate ("CDI") [member]
CashAndCashEquivalentLineItems [Line Items]
Weighted average interest rate	96.96%	87.71%
ARGENTINA
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration		R$ 73
COLOMBIA
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration	R$ 5	2,697
Funds invested abroad	101
URUGUAY
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration		R$ 254
Funds invested abroad	4
UNITED STATES
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration	24
ARGENTINA
CashAndCashEquivalentLineItems [Line Items]
Funds invested abroad	R$ 20